CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS		12 Months Ended
		Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares
Revenues		$ 4,968,599	¥ 35,593,055	¥ 45,976,421	¥ 154,226,006
Cost of revenues		(4,144,942)	(29,692,707)	(39,546,098)	(145,998,264)
Gross profit		823,657	5,900,348	6,430,323	8,227,742
Operating expenses:
Sales and marketing expenses		(1,163,311)	(8,333,493)	(7,468,321)	(14,656,903)
General and administrative expenses		(1,379,720)	(9,883,761)	(5,098,450)	(10,428,318)
Research and development expenses		(147,459)	(1,056,335)	(1,331,037)	(2,367,231)
Total operating expenses		(2,690,490)	(19,273,589)	(13,897,808)	(27,452,452)
Loss from operations		(1,866,833)	(13,373,241)	(7,467,485)	(19,224,710)
Other income/(expenses)
Financial expenses, net		(162,124)	(1,161,392)	(1,134,713)	(788,073)
Other income, net		272,802	1,954,244	4,500,552	2,630,368
Total other income, net		110,678	792,852	3,365,839	1,842,295
Loss before income tax expense		(1,756,155)	(12,580,389)	(4,101,646)	(17,382,415)
Income tax (expense)/benefit		13,588	97,342	46,054	(248,419)
Net loss		(1,742,567)	(12,483,047)	(4,055,592)	(17,630,834)
Other comprehensive income/(loss):
Foreign currency translation adjustments, net of nil tax		(110,199)	(789,425)	2,945	20,469
Total other comprehensive income/(loss)		(110,199)	(789,425)	2,945	20,469
Total comprehensive loss		$ (1,852,766)	¥ (13,272,472)	¥ (4,052,647)	¥ (17,610,365)
Loss per ordinary share
Earnings per share, basic | (per share)	[1]	$ (0.08)	¥ (0.6)	¥ (0.2)	¥ (0.88)
Earnings per share, diluted | (per share)	[1]	$ (0.08)	¥ (0.6)	¥ (0.2)	¥ (0.88)
Earnings Per Share, Basic, Other Disclosure [Abstract]
Weighted average number of ordinary shares, basic	[1]	20,668,493	20,668,493	20,000,000	20,000,000
Weighted average number of ordinary shares, diluted	[1]	20,668,493	20,668,493	20,000,000	20,000,000

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s recapitalization. (Note 11). The diluted loss per ordinary share excluded the impact of the Representative Warrants, as their effect was antidilutive.